Summary of Significant Accounting Policies - Summary of Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Furniture and fixtures [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer equipment and software [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold improvements [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Leasehold improvements [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Internal-use software [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Internal-use software [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	2 years